INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 20, 2017	May 08, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 16, 2017	Sep. 21, 2012
Analysis of income and expense [abstract]
Interest income				$ 13,300,000	$ 9,400,000
Gain (loss) on non-hedge derivatives and warrants				(9,100,000)	3,100,000
Gain on sale of a 30% interest in the Côté Gold Project				0	19,200,000
Amortization of gains related to flow-through common shares				0	3,600,000
Gain (loss) on purchase and redemption of Senior notes				0	(20,200,000)
Write-down of related party loan receivable				(10,900,000)	0
Other gains				700,000	1,600,000
Interest income and derivatives and other investment gains				$ (6,000,000)	$ 16,700,000
Senior Notes at 6.75%
Analysis of income and expense [abstract]
Gain (loss) on purchase and redemption of Senior notes			$ (20,200,000)
Senior Notes at 6.75% | Fixed interest rate
Investment [Line Items]
Interest rate						6.75%	6.75%
Disposal Of Interest In Cote Gold Project
Analysis of income and expense [abstract]
Gain on sale of a 30% interest in the Côté Gold Project	$ 19,200,000
Investment [Line Items]
Proportion of ownership interest sold in joint venture	30.00%	30.00%		30.00%	30.00%